Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Operating activities
Net income (loss)	$ 450			$ 10,034
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,000
Amortization of deferred financing costs and debt discount	192
Stock compensation expense	412
Change in warrant liabilities	0
Unrealized (gain) loss on foreign currency transactions	(513)
Deferred income taxes	(382)
Changes in operating assets and liabilities:
Accounts receivable, net	(5,556)
Inventories, net	4,130
Prepaid expenses	(1,107)
Other current assets	5,340
Accounts payable	2,089
Accrued interest	561
Accrued expenses and other current liabilities	(34,096)
Other	124
Net cash provided by (used in) operating activities	(27,356)
Investing activities
Purchases of property, plant, and equipment	(458)
Acquisition of business, net of cash acquired	(600,825)
Cash withdrawn from trust account	403,979
Net cash provided by (used in) investing activities	(197,304)
Financing activities
Proceeds from option exercises	0
Excess tax benefit from stock-based compensation	0
Principal payments of long-term debt	0
Proceeds from issuance of private placement equity, net of issuance costs	97,000
Proceeds from issuance of long term debt, net of issuance costs	191,899
Payment of Conyers Park deferred equity issuance costs	(8,100)
Net cash provided by (used in) financing activities	280,799
Cash and cash equivalents
Net increase (decrease) in cash	56,139
Effect of exchange rate on cash	159
Cash at beginning of period	203
Cash and cash equivalents at end of period	56,501		$ 203
Supplemental disclosures of cash flow information
Cash paid for interest	909
Cash paid for taxes	0
(Predecessor)
Operating activities
Net income (loss)		$ (5,314)	(2,485)	10,034	$ 13,956
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		7,267	8,617	10,179	11,195
Amortization of deferred financing costs and debt discount		1,285	1,950	2,159	2,126
Stock compensation expense		225	2,441	2,104	1,428
Change in warrant liabilities		(1,689)	(722)	722	(143)
Unrealized (gain) loss on foreign currency transactions		1,045	(133)	619	1,211
Deferred income taxes		(3,852)	(3,880)	5,505	8,786
Changes in operating assets and liabilities:
Accounts receivable, net		24,852	14,447	(14,854)	(8,676)
Inventories, net		(2,734)	1,912	6,078	833
Prepaid expenses		1,924	36	(391)	453
Other current assets		(574)	(10,548)	(1,309)	(4,735)
Accounts payable		(3,872)	(7,246)	2,247	(205)
Accrued interest		(1,986)	(3,615)	(211)	(113)
Accrued expenses and other current liabilities		4,126	21,459	6,029	(2,619)
Other		(277)	(294)	112	(18)
Net cash provided by (used in) operating activities		20,426	21,939	29,023	23,479
Investing activities
Purchases of property, plant, and equipment		(968)	(498)	(815)	(875)
Acquisition of business, net of cash acquired		0	(19,960)	0	0
Cash withdrawn from trust account		0	0	0	0
Net cash provided by (used in) investing activities		(968)	(20,458)	(815)	(875)
Financing activities
Proceeds from option exercises		11	109	326	1,921
Excess tax benefit from stock-based compensation		0	(59)	403	97
Principal payments of long-term debt		(2,176)	(53,586)	(7,464)	(6,875)
Proceeds from issuance of private placement equity, net of issuance costs		0	0	0	0
Proceeds from issuance of long term debt, net of issuance costs		0	0	0	0
Payment of Conyers Park deferred equity issuance costs		0	0	0	0
Net cash provided by (used in) financing activities		(2,165)	(53,536)	(6,735)	(4,857)
Cash and cash equivalents
Net increase (decrease) in cash		17,293	(52,055)	21,473	17,747
Effect of exchange rate on cash		(113)	(10)	(75)	(249)
Cash at beginning of period	$ 26,427	39,914	78,492	57,094	22,416
Cash and cash equivalents at end of period		57,094	26,427	78,492	39,914
Supplemental disclosures of cash flow information
Cash paid for interest		19,067	24,334	25,247	25,798
Cash paid for taxes		$ 368	$ 12,711	$ 812	$ 3,624